Schedule of investments
Nomura VIP Global Growth Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.81%Δ
Brazil — 1.74%
Rede D'Or Sao Luiz 144A #	347,300	$ 2,609,519
		2,609,519
Canada — 2.02%
Alimentation Couche-Tard	53,493	3,032,077
		3,032,077
Denmark — 1.82%
Ascendis Pharma ADR †	11,913	2,724,860
		2,724,860
Finland — 1.81%
Amer Sports †	82,529	2,716,855
		2,716,855
France — 2.53%
Airbus	12,871	2,433,558
EssilorLuxottica	5,841	1,361,100
		3,794,658
Germany — 2.41%
Fresenius & Co.	35,863	1,861,138
SAP	10,283	1,753,073
		3,614,211
India — 3.37%
Bharti Airtel	118,030	2,242,970
NTPC	713,312	2,809,443
		5,052,413
Italy — 1.32%
Ferrari	5,832	1,978,821
		1,978,821
Japan — 2.95%
Hoya	14,000	2,427,046
SMC	5,100	2,005,821
		4,432,867
Mexico — 1.06%
Cemex ADR	139,645	1,597,539
		1,597,539
Netherlands — 1.94%
ING Groep	111,957	2,906,032
		2,906,032
Norway — 1.01%
Orkla	120,475	1,516,134
		1,516,134
Singapore — 0.96%
Sea ADR †	17,418	1,442,385
		1,442,385
	Number of shares	Value (US $)
Common StocksΔ (continued)
South Korea — 1.13%
SK Hynix	2,991	$ 1,696,989
		1,696,989
Spain — 2.11%
Banco Bilbao Vizcaya Argentaria	146,716	3,169,002
		3,169,002
Taiwan — 4.97%
Taiwan Semiconductor Manufacturing	129,000	7,460,654
		7,460,654
United Kingdom — 3.24%
BAE Systems	102,289	2,998,961
Barclays	357,355	1,870,211
		4,869,172
United States — 62.42%
AbbVie	7,263	1,579,630
Alphabet Class A	12,332	3,546,190
Amazon.com †	15,867	3,304,620
Aon Class A	7,647	2,468,299
Apple	19,819	5,029,864
BJ's Wholesale Club Holdings †	28,664	2,821,111
Broadcom	7,956	2,462,462
Capital One Financial	10,895	1,987,575
Carrier Global	36,727	2,068,097
Casey's General Stores	3,796	2,762,957
ConocoPhillips	11,980	1,581,360
Eli Lilly & Co.	2,895	2,662,734
Hilton Worldwide Holdings	9,034	2,747,059
Home Depot	7,085	2,330,186
Howmet Aerospace	13,922	3,208,464
Ingersoll Rand	24,144	1,934,417
Intercontinental Exchange	15,509	2,439,255
KLA	2,334	3,436,605
Mastercard Class A	5,432	2,714,153
Meta Platforms Class A	3,572	2,043,648
Microsoft	15,139	5,604,004
Morgan Stanley	18,389	3,026,278
Netflix †	29,753	2,860,751
NVIDIA	50,936	8,883,238
PNC Financial Services Group	12,006	2,498,328
Saia †	7,550	2,652,164
Salesforce	9,720	1,814,432
Schneider Electric	7,793	2,122,670
Seagate Technology Holdings	3,776	1,479,286
Sherwin-Williams	6,704	2,148,967
SLB	36,781	1,890,176
Spotify Technology †	5,661	2,745,075
Sunbelt Rentals Holdings	28,272	1,803,509
NQ- IV096 [0326] 0526 (5459551)    1

Schedule of investments
Nomura VIP Global Growth Series
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Vulcan Materials	3,689	$ 1,004,515
		93,662,079
Total Common Stocks (cost $116,981,220)		148,276,267

Short-Term Investments — 1.20%
Money Market Mutual Funds — 1.20%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	449,977	449,977
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	449,977	449,977
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	449,978	449,978
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	449,977	449,977
Total Short-Term Investments (cost $1,799,909)		1,799,909

Total Value of Securities—100.01% (cost $118,781,129)		150,076,176
Liabilities Net of Receivables and Other Assets — (0.01%)		(18,443)
Net Assets Applicable to 40,835,503 Shares Outstanding — 100.00%		$150,057,733

Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $2,609,519, which represents 1.74% of the Series’ net assets.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV096 [0326] 0526 (5459551)